Earnings (Loss) Per Share - Summary of Computation of Net Earnings (Loss) Per Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥) ¥ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2023 CNY (¥) ¥ / shares shares	Feb. 28, 2022 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net (loss) income attributable to ordinary shareholders-basic	¥ 4,961	$ 690	¥ (29,666)	¥ (113,462)
Net (loss) income attributable to ordinary shareholders-diluted	4,961	690	(29,666)	(113,462)
Net (loss) income attributable to ordinary shareholders	¥ 4,961	$ 690	¥ (29,666)	¥ (113,462)
Weighted average number of ordinary shares outstanding-basic	21,164,265	21,164,265	21,234,763	22,491,122
Weighted average number of ordinary shares outstanding-diluted	23,614,631	23,614,631	21,234,763	22,491,122
Basic net (loss) income per share | (per share)	¥ 0.23	$ 0.03	¥ (1.4)	¥ (5.04)
Diluted net (loss) income per share | (per share)	¥ 0.21	$ 0.03	¥ (1.4)	¥ (5.04)